Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Amortized Cost
Amortized Cost	₨ 2,229,838.9	$ 34,247.3	₨ 2,072,759.4
Fair Value
Total	2,222,711.0	34,137.8	₨ 2,111,385.6
Asset and Mortgage Backed Securities
Amortized Cost
Within one year	9,939.6
Over one year through five years	8,987.0
Over five years through ten years	19.3
Over ten years	102.8
Amortized Cost	19,048.7
Fair Value
Within one year	9,779.0	150.2
Over one year through five years	8,802.4	135.2
Over five years through ten years	19.3	0.3
Over ten years	154.9	2.4
Total	₨ 18,755.6	$ 288.1